Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 17, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Supplement [Text Block]	evmft745463_SupplementTextBlock	MFT-GLOBAL MACRO ABSOLUTE RETURN PROSPECTUS SUPPLEMENT DTD 10-17-11
Eaton Vance Global Macro Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Fund [Text Block]	evmft745463_SupplementFundTextBlock	EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND Supplement to Prospectus dated March 1, 2011
Supplement [Text Block]	evmft745463_SupplementTextBlock	1. Effective October 19, 2011, shares of the Fund will be available for purchase by new investors.
Supplement Strategy [Text Block]	evmft745463_SupplementStrategyTextBlock	2. The following last sentence in the first paragraph under “Principal Investment Strategies” in “Fund Summaries –Global Macro Absolute Return Fund” is removed:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Shares of the Fund are currently not available for sale to new investors.
Eaton Vance Global Macro Absolute Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAGMX
Eaton Vance Global Macro Absolute Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECGMX
Eaton Vance Global Macro Absolute Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIGMX
Eaton Vance Global Macro Absolute Return Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERGMX